Related Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Dividends from associates and joint ventures	¥ 252,557	¥ 205,101